Management and Franchise Agreements	12 Months Ended
Dec. 31, 2012
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
Note 8

Management and Franchise Agreements

Each of the 48 hotels included in the Company’s continuing operations are operated and managed, under separate management agreements, by affiliates of one of the following companies (indicates the number of hotels managed): Marriott International, Inc. (“Marriott”) (3), Dimension Development Company (“Dimension”) (12), Hilton Worldwide (“Hilton”) (2), Western International (“Western”) (7), Larry Blumberg & Associates (“LBA”) (16), White Lodging Services Corporation (“White”) (3), or Inn Ventures, Inc. (“Inn Ventures”) (5). The agreements generally provide for initial terms ranging from one to twenty years. Fees associated with the agreements generally include the payment of base management fees, incentive management fees, accounting fees, and other fees for centralized services which are allocated among all of the hotels that receive the benefit of such services. Base management fees are calculated as a percentage of gross revenues. Incentive management fees are calculated as a percentage of operating profit in excess of a priority return to the Company, as defined in the management agreements. The Company has the option to terminate the management agreements if specified performance thresholds are not satisfied. During the years ended December 31, 2012, 2011 and 2010, the Company incurred approximately $7.1 million, $6.8 million and $6.5 million in management fees for continuing operations.

Dimension, Western, LBA, White, and Inn Ventures are not affiliated with either Marriott or Hilton, and as a result, these hotels (as well as the two hotels managed by Promus Hotels, Inc., which is an affiliate of Hilton) were required to obtain separate franchise agreements with each respective franchisor. The Hilton franchise agreements generally provide for initial terms ranging between 10 to 20 years. Fees associated with the Hilton agreements generally include the payment of royalty fees and program fees based on room revenues. The Marriott franchise agreements provide for an initial term of between six and 20 years. Fees associated with the Marriott agreements include the payment of royalty fees, marketing fees, reservation fees and a communications support fee based on room revenues. During the years ended December 31, 2012, 2011 and 2010 the Company incurred approximately $8.8 million, $8.4 million and $8.0 million in franchise fees for continuing operations.